Warrant liabilities	12 Months Ended
Dec. 31, 2022
Warrant Liabilities [Abstract]
Warrant liabilities
26	Warrant liabilities
See accounting policies in note 36(J).
The Reverse Recapitalization
(see Note 30)
has included the issuance of 22,384,586 warrants. Each warrant entitles the holder to purchase one Class A ordinary share of the Company at an exercise price of $8.91 per whole share. The warrants are exercisable from May 18, 2022 and will expire on May 18, 2027.
The warrants are listed on NASDAQ under the trading symbol “PRENW” and are measured based on the market price.
Movement of the balance during the year ended December 31, 2022 is as follow:

2022
$
At January 1	—
Assumption of warrant upon the Reverse Recapitalization	6,186,423
Issuance of warrant	585,000
Change in fair value recognized in profit or loss	(3,196,538)

At December 31	3,574,885